Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	$ 893	$ 217
Short-term lease liabilities	359	370
Long-term lease liabilities	261	523
Lease liabilities	620	893
Additions	12	901
Disposals	(12)	(27)
Interest expense	132	88	$ 11
Payments	(405)	(286)
Balance at end of year	620	893	217
Property [Member]
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	871	153
Short-term lease liabilities	350	358
Long-term lease liabilities	260	513
Lease liabilities	610	871
Additions		880
Disposals
Interest expense	131	87
Payments	(391)	(249)
Balance at end of year	611	871	153
Vehicles [Member]
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	22	64
Short-term lease liabilities	9	12
Long-term lease liabilities	1	10
Lease liabilities	10	22
Additions	12	21
Disposals	(12)	(27)
Interest expense	1	1
Payments	(14)	(37)
Balance at end of year	$ 9	$ 22	$ 64